RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 2,589	$ 2,240
Post-employment benefits	83	30
Termination benefits	1,379	0
Share-based compensation	10,819	3,176
Total compensation	$ 14,870	$ 5,446